Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating activities:
Net income/(loss)	$ 1,845	$ (5,163)	$ (107,289)
Adjustments for non-cash items:
(Gain)/Loss on derivative warrants	(3,777)	1,563	(7,034)
Depreciation and amortization	0	0	1,404
Non-cash Cadherin Biomedical Inc. litigation expense	0	0	1,187
Unrealized foreign exchange loss		0	36
Loss on impairment of capital assets	0	0	386
Amortization of and gain on lease inducements	0	0	(412)
Non-cash severance expense	0	0	168
Stock options issued to consultants	25	152	1,073
Stock options issued to employees	62	174	10,331
Acquired in-process research and development	0	0	13,094
Changes in non-cash working capital	(365)	280	(191)
Net cash used in operating activities	(2,210)	(2,994)	(87,247)
Investing activities:
Purchase of capital assets	0	0	(1,440)
Disposal of capital assets	0	0	115
Proceeds from sale of assets	0	0	24
Release of restricted cash	0	0	190
Restricted cash	0	0	(209)
Purchase of short-term investments	0	0	(22,148)
Redemption of short-term investments	0	0	22,791
Investment in Cadherin Biomedical Inc.	0	0	(166)
Acquired intellectual property rights	0	0	(640)
Net cash used in investing activities	0	0	(1,483)
Financing activities:
Conversion of long-term debt to equity	0	0	68
Long-term debt repayments	0	0	(65)
Capital lease repayments	0	0	(8)
Issuance of common stock	1,570	0	88,013
Registration expense	0	0	(465)
Financing expenses	0	0	(544)
Proceeds from convertible note	0	0	3,017
Other liability repayments	0	0	(87)
Security deposits received	0	0	35
Proceeds from exercise of stock options	0	0	51
Net cash provided from financing activities	1,570	0	90,015
Effect of exchange rate changes on cash and cash equivalents	0	0	378
Net change in cash and cash equivalents	(640)	(2,994)	1,663
Cash and cash equivalents - Beginning of year	2,303	5,297	0
Cash and cash equivalents - End of year	$ 1,663	$ 2,303	$ 1,663